Income Taxes (Tables)		12 Months Ended
	Jul. 02, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Summary of Components of Income (Loss) Before Provision for Income Taxes
The components of income (loss) before the provision for income taxes are as follows (in thousands):

For the Year Ended June 30, 2026
Domestic	$182,200
Foreign	306,817

Income (loss) before income taxes	$489,017

Summary of Provision for Income Taxes
The provision for income taxes consists of the following expenses (benefits) (in thousands):

For the Year Ended June 30, 2026
Current:
Federal	$—
State and local	—
Foreign	—

Total current	—
Deferred:
Federal	183,283
State and local	192
Foreign	—

Total deferred	183,475

Total provision for (benefit from) income taxes	$183,475

Summary of Effective Income Tax Rate
The effective income tax rate for the year ended June 30, 2026 differs from the statutory federal income tax rate as follows (in thousands):

	For the Year Ended June 30, 2026
	Amount	Rate
Income tax expense at U.S. federal statutory rate	$102,693	21.0%
State and local income tax, net of federal income tax effect*	133	0.0%
Foreign tax effects
Cayman — foreign rate differential	(64,432)	(13.2%)
Effect of changes in tax laws or rates enacted in the current period	—	0.0%
Effect of cross-border tax laws
Unremitted foreign earnings (ASC 740-30 / APB 23 liability)	63,710	13.0%
Subpart F income	722	0.2%
Tax credits	—	0.0%
Changes in valuation allowances	(2,437)	(0.5%)
Nontaxable or nondeductible items
Non-deductible loss on commitment	35,569	7.3%
Non-deductible IP research and development write-off	7,487	1.5%
Non-deductible equity issuance costs	2,970	0.6%
Non-deductible meals and entertainment	3	0.0%
Change in tax status	37,007	7.6%
Changes in unrecognized tax benefits	—	0.0%
Other, net	50	0.0%

Total provision for (benefit from) income taxes / effective tax rate	$183,475	37.5%

*	State taxes in New York made up the majority (greater than 50 percent) of the tax effect in this category.

Summary of Deferred Tax Assets and Liabilities
The Company’s net deferred tax assets are as follows:

July 2, 2025
Deferred tax asset:
Organizational costs/startup expenses	$509

Total deferred tax asset	509
Valuation allowance	(509)

Deferred tax asset, net of allowance	$—

The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and liabilities consisted of the following (in thousands):

For the Year Ended June 30, 2026
Deferred tax assets:
Net operating loss carryforwards — federal	$24,588
Net operating loss carryforwards — state	7
Net operating loss carryforwards — foreign	2,112
Capitalized research and development costs (Section 174)	2,391
Section 163(j) interest expense carryforward	572
Stock-based compensation	188
Accrued compensation	221
Tax credit carryforwards	3,008
Other	—

Total gross deferred tax assets	33,087
Less: valuation allowance	(30,287)

Total deferred tax assets, net of valuation allowance	2,800
Deferred tax liabilities:
Digital assets — HYPE token	(122,482)
Undistributed earnings in foreign subsidiary	(63,792)
Property and equipment — depreciation	(1)
Other	—

Total deferred tax liabilities	(186,275)

Net deferred tax asset (liability)	$(183,475)

Summary of Activity In Valuation Allowance
Activity in the valuation allowance was as follows (in thousands):

For the Year Ended June 30, 2026
Balance at beginning of year	$—
Amounts recorded through the opening balance sheet / business combination	(32,724)
Adjustments to the beginning balance	—
Net change recorded in the provision for income taxes	2,437

Balance at end of year	$(30,287)